Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noninterest income
Total investment securities (1)	$ 194	$ 185	$ 52
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	453	376	273
Debt securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	207	136	18
Total investment securities (1)	189	183	49
Total reversal of losses recognized in OCI as non-credit-related impairment	$ 18	$ (47)	$ (31)